UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6623

Nuveen California Select Tax-Free Income Portfolio
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         6/30/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen California Select Tax-Free Income Portfolio (NXC)
	June 30, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 4.1%
$ 95	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BB+	$ 91,133
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
385	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Revenue	9/13 at 100.00	A3	386,086
	Bonds, Fresno County Tobacco Funding Corporation, Series 2002, 5.625%, 6/01/23
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
1,065	5.750%, 6/01/47	6/17 at 100.00	B	915,016
1,885	5.125%, 6/01/47	6/17 at 100.00	B	1,468,622
1,095	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	B	930,684
	Bonds, Series 2007A-2, 5.300%, 6/01/37
4,525	Total Consumer Staples			3,791,541
	Education and Civic Organizations – 3.9%
3,000	California Educational Facilities Authority, Revenue Bonds, Santa Clara University, Series	4/18 at 100.00	Aa3	3,240,150
	2008A, 5.625%, 4/01/37
45	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	45,576
	2005A, 5.000%, 10/01/35
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
35	5.000%, 11/01/21	11/15 at 100.00	A2	37,338
45	5.000%, 11/01/25	11/15 at 100.00	A2	47,252
250	California Statewide Communities Development Authority, School Facility Revenue Bonds,	7/21 at 100.00	BBB–	266,038
	Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46
3,375	Total Education and Civic Organizations			3,636,354
	Health Care – 12.5%
235	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital –	8/21 at 100.00	A+	242,755
	San Diego, Series 2011, 5.250%, 8/15/41
2,550	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	2,584,476
	5.250%, 11/15/46 (UB)
1,500	California Statewide Community Development Authority, Insured Mortgage Hospital Revenue Bonds,	7/13 at 100.00	A	1,492,235
	Mission Community Hospital, Series 2001, 5.375%, 11/01/26
425	California Statewide Community Development Authority, Revenue Bonds, Children’s Hospital of	8/17 at 100.00	BBB+	428,018
	Los Angeles, Series 2007, 5.000%, 8/15/47
545	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	555,001
	Series 2001C, 5.250%, 8/01/31
2,000	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	4/17 at 100.00	A+	1,985,920
	Series 2007A, 4.750%, 4/01/33
1,000	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	11/15 at 100.00	AA–	1,002,720
	2005A, 5.000%, 11/15/43
540	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	600,610
	2008A, 8.250%, 12/01/38
1,100	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	1,134,430
	6.000%, 11/01/41
670	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB	765,415
	7.500%, 12/01/41
800	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series	1/21 at 100.00	A	895,312
	2011, 6.500%, 1/01/41
11,365	Total Health Care			11,686,892
	Housing/Multifamily – 0.8%
375	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	390,128
	Series 2010A, 6.400%, 8/15/45
395	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	BBB	395,253
	Series 2012A, 5.500%, 8/15/47
770	Total Housing/Multifamily			785,381
	Housing/Single Family – 0.1%
45	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%, 8/01/30 –	2/16 at 100.00	BBB	47,057
	FGIC Insured (Alternative Minimum Tax)
	Industrials – 1.2%
1,015	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic	No Opt. Call	BBB	1,107,629
	Services Inc., Series 2002C, 5.250%, 6/01/23 (Mandatory put 12/01/17) (Alternative Minimum Tax)
	Tax Obligation/General – 37.7%
750	California State, General Obligation Bonds, Series 2004, 5.000%, 2/01/23	2/14 at 100.00	A1	769,050
1,650	California State, General Obligation Bonds, Various Purpose Series 2009, 5.500%, 11/01/39	11/19 at 100.00	A1	1,790,217
1,965	California State, General Obligation Bonds, Various Purpose Series 2011, 5.000%, 10/01/41	10/21 at 100.00	A1	2,034,758
2,000	California State, General Obligation Bonds, Various Purpose Series 2012, 5.250%, 4/01/35	4/22 at 100.00	A1	2,132,800
6,225	Escondido Union High School District, San Diego County, California, General Obligation	No Opt. Call	Aa2	1,795,228
	Refunding Bonds, Series 2009, 0.000%, 8/01/36 – AGM Insured
	Golden West Schools Financing Authority, California, General Obligation Revenue Refunding
	Bonds, School District Program, Series 1999A:
4,650	0.000%, 8/01/16 – NPFG Insured	No Opt. Call	A	4,195,137
1,750	0.000%, 2/01/17 – NPFG Insured	No Opt. Call	A	1,535,800
2,375	0.000%, 8/01/17 – NPFG Insured	No Opt. Call	A	2,042,666
2,345	0.000%, 2/01/18 – NPFG Insured	No Opt. Call	A	1,961,968
	Mountain View-Los Altos Union High School District, Santa Clara County, California, General
	Obligation Capital Appreciation Bonds, Series 1995C:
1,015	0.000%, 5/01/17 – NPFG Insured	No Opt. Call	Aa1	948,934
1,080	0.000%, 5/01/18 – NPFG Insured	No Opt. Call	Aa1	974,894
	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital
	Appreciation, Election 2004 Series 2010A:
10,825	0.000%, 8/01/34	No Opt. Call	A+	3,349,255
3,250	0.000%, 8/01/35	No Opt. Call	A+	947,083
3,220	Sacramento City Unified School District, Sacramento County, California, General Obligation	7/15 at 100.00	A1	3,406,309
	Bonds, Series 2005, 5.000%, 7/01/27 – NPFG Insured
8,075	San Bernardino Community College District, California, General Obligation Bonds, Election of	No Opt. Call	Aa2	1,312,349
	2008 Series 2009B, 0.000%, 8/01/44
6,655	Southwestern Community College District, San Diego County, California, General Obligation	No Opt. Call	Aa2	1,022,607
	Bonds, Election of 2008, Series 2011C, 0.000%, 8/01/46
2,565	Sunnyvale School District, Santa Clara County, California, General Obligation Bonds, Series	9/15 at 100.00	AA	2,746,730
	2005A, 5.000%, 9/01/26 – AGM Insured
4,250	West Hills Community College District, California, General Obligation Bonds, School Facilities	8/31 at 100.00	AA–	2,154,835
	Improvement District 3, 2008 Election Series 2011, 0.000%, 8/01/38 – AGM Insured
64,645	Total Tax Obligation/General			35,120,620
	Tax Obligation/Limited – 25.3%
1,000	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area,	10/13 at 100.00	N/R	869,700
	Series 2003, 5.625%, 10/01/33 – RAAI Insured
2,650	California State Public Works Board, Lease Revenue Bonds, Department of Corrections,	No Opt. Call	A	2,914,841
	Calipatria State Prison, Series 1991A, 6.500%, 9/01/17 – NPFG Insured
1,500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	A2	1,772,100
	2009-I, 6.375%, 11/01/34
120	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	A	121,532
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
360	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	A–	334,670
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
2,000	Escondido Joint Powers Financing Authority, California, Lease Revenue Bonds, Water System	3/22 at 100.00	AA–	2,065,240
	Financing, Series 2012, 5.000%, 9/01/41
1,000	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	10/15 at 100.00	A	1,000,130
	Redevelopment Project, Series 2005A, 5.000%, 10/01/32 – AMBAC Insured
270	Fontana Redevelopment Agency, California, Jurupa Hills Redevelopment Project, Tax Allocation	10/13 at 100.00	A–	270,348
	Refunding Bonds, 1997 Series A, 5.500%, 10/01/27
250	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	5/17 at 100.00	BB+	251,938
	Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/23 – AMBAC Insured
	Irvine Unified School District, California, Special Tax Bonds, Community Facilities District
	Series 2006A:
55	5.000%, 9/01/26	9/16 at 100.00	N/R	55,421
130	5.125%, 9/01/36	9/16 at 100.00	N/R	129,554
215	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	A1	219,672
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
135	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A–	161,010
	City Redevelopment Project, Series 2011, 6.500%, 8/01/24
280	Norco Redevelopment Agency, California, Tax Allocation Bonds, Project Area 1, Refunding,	3/14 at 100.00	N/R	266,904
	School District Pass-Through, Series 2004, 5.000%, 3/01/32 – RAAI Insured
1,000	Norco Redevelopment Agency, California, Tax Allocation Bonds, Project Area 1, Series 2009,	3/18 at 100.00	A	1,125,780
	7.000%, 3/01/34
50	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	54,599
	Project, Series 2011, 6.750%, 9/01/40
1,300	Orange County, California, Special Tax Bonds, Community Facilities District 03-1 of Ladera	8/13 at 100.00	N/R	1,300,689
	Ranch, Series 2004A, 5.625%, 8/15/34
	Perris Union High School District Financing Authority, Riverside County, California, Revenue
	Bonds, Series 2011:
50	6.000%, 9/01/33	9/21 at 100.00	N/R	51,520
100	6.125%, 9/01/41	9/21 at 100.00	N/R	102,474
415	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB–	432,198
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28
160	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	BBB+	171,845
	2011A, 5.750%, 9/01/30
105	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	98,184
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
30	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A–	32,390
	Area, Series 2011B, 6.500%, 10/01/25
130	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	130,391
	8/01/25 – AMBAC Insured
605	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	A	681,242
	5.400%, 11/01/20 – NPFG Insured
1,365	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds,	4/22 at 100.00	AAA	1,451,445
	Series 2012A, 5.000%, 4/01/42
25	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	28,479
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
25	7.000%, 8/01/33	2/21 at 100.00	BBB	27,494
30	7.000%, 8/01/41	2/21 at 100.00	BBB	32,537
615	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	A	605,658
	Project, Series 2006C, 5.000%, 8/01/25 – NPFG Insured
3,000	San Mateo County Transit District, California, Sales Tax Revenue Bonds, Series 2005A, 5.000%,	6/15 at 100.00	AA	3,225,330
	6/01/21 – NPFG Insured
1,000	Santa Clara County Board of Education, California, Certificates of Participation, Series 2002,	9/13 at 100.00	A	1,000,060
	5.000%, 4/01/25 – NPFG Insured
1,000	Santa Clara Valley Transportation Authority, California, Sales Tax Revenue Bonds, Series	4/17 at 100.00	AA+	1,061,470
	2007A, 5.000%, 4/01/36 – AMBAC Insured
40	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	42,194
	7.000%, 10/01/26
1,000	Travis Unified School District, Solano County, California, Certificates of Participation,	9/16 at 100.00	N/R	989,950
	Series 2006, 5.000%, 9/01/26 – FGIC Insured
360	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011,	3/21 at 100.00	BBB+	386,341
	7.500%, 9/01/39
70	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	79,893
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32
22,440	Total Tax Obligation/Limited			23,545,223
	Transportation – 1.2%
1,150	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	1/14 at 100.00	BBB–	1,149,989
	1995A, 5.000%, 1/01/35
	U.S. Guaranteed – 2.4% (4)
1,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	AAA	1,048,910
	Coalinga State Hospital, Series 2004A, 5.500%, 6/01/23 (Pre-refunded 6/01/14)
800	California State, General Obligation Bonds, Series 2004, 5.125%, 2/01/27 (Pre-refunded 2/01/14)	2/14 at 100.00	AAA	823,264
100	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA (4)	109,439
	Bonds, Series 2006B, 5.000%, 8/01/27 (Pre-refunded 8/01/15) – FGIC Insured
225	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	AA– (4)	260,883
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) – AMBAC Insured
2,125	Total U.S. Guaranteed			2,242,496
	Utilities – 6.6%
1,000	Imperial Irrigation District, California, Electric System Revenue Bonds, Refunding Series	11/20 at 100.00	AA–	1,067,670
	2011A, 5.500%, 11/01/41
645	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	682,178
	2007A, 5.500%, 11/15/37
7,600	Merced Irrigation District, California, Certificates of Participation, Water and Hydroelectric	9/16 at 64.56	A	4,195,728
	Series 2008B, 0.000%, 9/01/23
215	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	N/R	216,191
	9/01/31 – SYNCORA GTY Insured
9,460	Total Utilities			6,161,767
	Water and Sewer – 3.6%
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon
	Resources Channelside Desalination Project, Series 2012:
535	5.000%, 7/01/37 (Alternative Minimum Tax)	No Opt. Call	Baa3	493,559
1,000	5.000%, 11/21/45 (Alternative Minimum Tax)	No Opt. Call	Baa3	891,630
150	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	155,715
	5.000%, 4/01/36 – NPFG Insured
	Los Angeles, California, Wastewater System Revenue Bonds, Subordinate Lien, Refunding
	Series 2013A:
460	5.000%, 6/01/26	6/23 at 100.00	AA	517,491
1,000	5.000%, 6/01/34	6/23 at 100.00	AA	1,069,380
250	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	6/16 at 100.00	AA	267,513
	2006, 5.000%, 12/01/31 – FGIC Insured
3,395	Total Water and Sewer			3,395,288
$ 124,310	Total Investments (cost $88,742,562) – 99.4%			92,670,237
	Floating Rate Obligations – (1.7)%			(1,540,000)
	Other Assets Less Liabilities – 2.3%			2,061,155
	Net Assets – 100%			$ 93,191,392

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$92,670,237	$ —	$92,670,237

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2013, the cost of investments was $87,176,129.

Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2013, were as follows:

Gross unrealized:
Appreciation	$ 5,853,636
Depreciation	(1,903,975)
Net unrealized appreciation (depreciation) of investments	$ 3,949,661

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
N/R	Not rated.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Select Tax-Free Income Portfolio

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         August 29, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         August 29, 2013